Reduction in Workforce - Schedule of Restructuring Charges Reported in Consolidated Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development	$ 4,841		$ 8,852	$ 73,634	$ 31,065	$ 16,839
General and administrative	2,539		$ 2,839	11,823	$ 8,640	$ 2,043
Total	100	$ 600
Cash
Research and development	112			306
General and administrative				276
Total	112			582
Total Expenses
Research and development	112			306
General and administrative				276
Total	$ 112			$ 582